Common Stock (Tables)	12 Months Ended
Dec. 31, 2020
Benson Hill, Inc
Schedule of stock reserved for future issuance

Common stock shares issued and outstanding	5,897,791
Series A Preferred Stock	12,876,927
Series B Preferred Stock	19,872,660
Series C Preferred Stock	22,875,187
Series C-1 Preferred Stock	8,861,519
Series D Preferred Stock	38,412,268
Options granted and outstanding	7,099,490
Options available for grant under stock option plan	5,204,846
Common stock warrants	132,500
Preferred stock warrants	1,076,724
Shares reserved for future issuances	116,412,121
Maximum number of unreserved shares available for issuance	6,157,097
Shares authorized	128,467,009